ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized gains (losses) on investments, net of adjustments	$ 5	$ 17	$ 8
Total Accumulated Other Comprehensive Income (Loss)	5	17	8
Net unrealized gains (losses) arising during the year	(13)	11	(58)
(Gains) losses reclassified into net earnings (loss) during the year	0	7	(44)
Change in net unrealized gains (losses) on investments	(13)	18	(102)
Adjustments for DAC, VOBA and Other	1	(9)	28
Total other comprehensive income (loss), net of income taxes	(12)	9	(74)
Other Comprehensive Income (Loss), Tax, Parenthetical Disclosures [Abstract]
Deferred income tax expense (benefit)	(6)	(5)	40
Income tax expense (benefit)	$ 0	$ (3)	$ 24